Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Mar. 13, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Warrants
Fair value of warrants outstanding		$ 759	$ 547
Warrant fair value losses		$ 1,696	456	$ (214)
Class A Common Stock
Warrants
Warrant exercise price (in dollars per share)		$ 11.50
Number of warrants outstanding		8,600,000
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right		1
Fair value of warrants outstanding		$ 800	500
Warrant fair value losses		$ 1,700	$ 500	$ (200)
Saks Warrant
Warrants
Number of shares of Common Stock acquired with warrants	18,000,000
Warrant exercise price (in dollars per share)	$ 2.00
Termination period of the commercial agreement	90 days